Cost of revenues - Schedule of Cost of Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 117,876	$ 79,928	$ 59,250
Bandwidth costs [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	68,441	55,135	37,218
Payment handling fees [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	4,855	6,919	8,909
Depreciation of servers and other equipment [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	7,647	5,848	4,873
Cost Of Inventories Sold [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	21,485	4,357	2,621
Cost Of Live Video [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	12,724	2,505	204
Other Cost Of Reveue [Member]
Deferred Revenue Arrangement [Line Items]
Cost of revenues	$ 2,724	$ 5,164	$ 5,425